LOANS PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Secured loan		$ 1,000,000
Borrowing interest rate		10.00%
Interest reserve from loan advances		$ 100,000
Loan fee		$ 30,000
Number of shares issued		3,480,000
Fair value		$ 52,500
Interest expenses	$ 21,096	78,904
Accreation expenes	17,342	64,158
Repayment of loan	$ 1,000,000
December 31, 2025 [member]
IfrsStatementLineItems [Line Items]
Repayment of loan		$ 40,000
December 31, 2022 [member]
IfrsStatementLineItems [Line Items]
Borrowing interest rate		5.00%